DEBT (Details) (USD $)					1 Months Ended		4 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended		4 Months Ended							1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2011 Vessels and equipment Vessels	Sep. 30, 2008 Golar LNG Partners credit facility Vessels and equipment Vessels	Apr. 30, 2011 Secured debt World Shipholding facility	Mar. 31, 2011 Secured debt World Shipholding facility	Jul. 31, 2011 Secured debt World Shipholding facility	Dec. 31, 2011 Secured debt World Shipholding facility	Apr. 27, 2012 Secured debt World Shipholding facility Subsequent event	Dec. 31, 2011 Secured debt Mazo facility	May 31, 2001 Secured debt Mazo facility	Apr. 30, 2006 Secured debt Golar Maria facility	Dec. 31, 2011 Secured debt Golar Maria facility	Mar. 31, 2008 Secured debt Golar Maria facility	Jan. 30, 2008 Secured debt Golar Arctic facility	Dec. 31, 2011 Secured debt Golar Arctic facility	Jan. 31, 2005 Secured debt Golar Arctic facility	Jan. 31, 2005 Secured debt Golar Viking facility	Jan. 31, 2012 Secured debt Golar Viking facility	Dec. 31, 2011 Secured debt Golar Viking facility	Aug. 31, 2007 Secured debt Golar Viking facility	Nov. 30, 2008 Secured debt Golar LNG Partners credit facility	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility	Mar. 31, 2009 Secured debt Golar LNG Partners credit facility	Dec. 31, 2011 Secured debt Golar LNG Partners credit facility	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility June 30, 2009 through December 31, 2012	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility March 31, 2013 through December 31, 2017	Dec. 31, 2011 Secured debt Golar Freeze facility	Jun. 30, 2010 Secured debt Golar Freeze facility Tranche	Jun. 30, 2010 Secured debt Golar Freeze facility Commercial loan facility	Jun. 30, 2010 Secured debt Golar Freeze facility Exportfinans loan facility	Apr. 30, 2011 Rate in excess of LIBOR Secured debt World Shipholding facility	Dec. 31, 2011 Minimum Rate in excess of LIBOR	Dec. 31, 2010 Minimum Rate in excess of LIBOR	Dec. 31, 2011 Maximum Rate in excess of LIBOR	Dec. 31, 2010 Maximum Rate in excess of LIBOR
Components of long-term debt:
Total long-term debt due to third parties	$ 691,549,000	$ 787,178,000
Total long-term debt due to related parties	80,000,000	10,000,000
Total long-term debt (including related parties)	771,549,000	797,178,000						80,000,000		38,932,000			94,525,000			101,250,000				95,200,000					257,500,000			104,142,000
Less: current portion of long-term debt due to third parties and related parties	64,306,000	105,629,000
Long-term debt (including related parties)	707,243,000	691,549,000
Repayments of long-term debt:
2012	64,306,000
2013	144,923,000
2014	130,213,000
2015	157,382,000
2016	32,650,000
2017 and thereafter	242,075,000
Weighted average interest rate	2.59%	2.60%
Basis spread on variable rate																																3.50%	0.70%	0.70%	3.50%	3.25%
Credit facilities:
Extinguishment of debt, amount						80,000,000
Maximum borrowing capacity					80,000,000				250,000,000			120,000,000					120,000,000		120,000,000				285,000,000						125,000,000		50,000,000
Amount drawn in period							80,000,000															250,000,000		35,000,000
Amount outstanding								80,000,000	90,000,000		214,500,000								120,000,000						257,500,000
Commitment fee percentage					0.75%
Debt instrument, maturity term												5 years			7 years			10 years					10 years								8 years
Final payment amount														80,800,000			86,300,000		71,000,000						137,500,000					38,800,000
Current borrowing capacity																					120,000,000				257,500,000
Number of owned shipping vessels		9	9	2
Quarterly decrease in maximum borrowing capacity																										$ 2,500,000	$ 5,500,000
Number of tranches																													2